Accrued expenses and other payables (Tables)	9 Months Ended
Sep. 30, 2023
Accrued expenses and other payables
Summary of accrued expenses and other payables

	As of	As of
	December 31,	September 30,
	2022	2023
	RMB	RMB
Payments received on behalf of manachised hotels(i)	199,395	449,356
Deposits	53,203	63,265
VAT and other taxes payable	19,871	54,602
Payable for purchase of property and equipment	12,617	13,913
Others	45,196	67,066
Total	330,282	648,202
(i)	The amount represents the payments collected or to be collected from customers or travel agencies on behalf of the franchisees for the reservation of manachised hotels.